Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds	$ 200,000,000	$ 200,000,000
Less:
Proceeds allocated to Public Warrants		(4,733,334)
Class A ordinary share issuance costs		(22,021,556)
Plus:
Accretion of carrying value to redemption value		26,754,890
Class A ordinary share subject to possible redemption as of December 31, 2021	200,000,000
Redemption of Class A ordinary shares subject to possible redemption	(154,906,130)
Increase in redemption value of Class A ordinary shares subject to possible redemption	2,070,678
Class A ordinary share subject to possible redemption as of December 31, 2022	$ 47,164,548	$ 200,000,000